Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 29, 2020
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As at
	February 28,	February 29,
	2019	2020
	RMB	RMB	USD
ASSETS
Total current assets	149,274	108,009	15,451
Total non-current assets	272,277	302,448	43,265
TOTAL ASSETS	421,551	410,457	58,716

LIABILITIES
Total current liabilities	153,201	202,353	28,946
Total non-current liabilities	10,903	138,003	19,741
TOTAL LIABILITIES	164,104	340,356	48,687

	Year Ended
	February 28,	February 28,	February 29,
	2018	2019	2020
	RMB	RMB	RMB	USD
Total revenue	300,533	335,643	389,049	55,653
Operating income (loss)	79,863	24,929	(101,126)	(14,466)
Net income (loss)	63,489	25,834	(96,977)	(13,872)
Net cash provided by operating activities	88,619	119,185	54,778	7,834
Net cash used in investing activities	(11,812)	(151,373)	(29,206)	(4,178)
Net cash provided by financing activities	3,550	3,897	724	104

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2018, 2019 and February 29, 2020:

	February 28,		February 28,		February 29,
	2018		2019		2020
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 4)	—	—	—	—	—	—	764	109
Operating lease right-of-use assets	—	—	—	—	—	—	800	114
Intangible assets, net (Note 5)	—	—	—	—	—	—	30,804	4,406
Goodwill (Note 6)	—	—	—	557	17,022	2,435	114,612	16,395

Schedule of Estimated Useful Lives of Property and Equipment	Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements and non-compete agreement which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years

Disaggregation of Revenue

The following tables represent disaggregation of Group's revenue from contracts with customers by main education programs for the years ended February 28, 2018, 2019 and February 29, 2020. The Group’s revenue is reported net of value added taxes and surcharges.

	For the year ended
	February 28	February 28	February 29
	2018	2019	2020
	RMB	RMB	RMB	USD
Standard programs	201,876	255,147	269,792	38,594
Ivy programs	70,458	75,142	105,875	15,145
Special programs and others	29,663	6,785	15,016	2,148
Less: sales tax	1,464	1,431	1,634	234
Total	300,533	335,643	389,049	55,653